Jody M. Walker
Attorney At Law
7841 South Garfield Way
Centennial, CO 80122
303-850-7637 telephone	jmwalker85@earthlink.net	303-482-2731 facsimile

February 16, 2011

United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Earth Energy Reserves, Inc.
          Form 10-K for Fiscal year Ended June 30, 2010
          Filed October 13, 2010
          File No. 0-51489

Dear Sir and/or Madam:

We have reviewed the Securities and Exchange Commission's comment letter dated February 2, 2011 and have the following responses.

Form 10-K for Fiscal Year Ended June 30, 2010

Item 9A - Controls and Procedures
Management's Annual Report on Internal Control over Financial Reporting
1. It des not appear that Management's annual report on internal control over financial reporting includes a statement identifying the framework used to evaluate the effectiveness of your internal control over financial reporting. Please revise or advise. Refer to Regulation S-K, Item 308(T)(a)(2).

The framework used to evaluate the effectiveness of the internal control over financial reporting has been disclosed.

Exhibit 32 - 906 Certification

2. We note that the certifications furnished pursuant to Section 906 of the Sarbanes-Oxley Act make reference to the year ended December 31, 2010 (i.e., rather than the year ended June 30, 2010). Please revise.

The reference date has been revised for accuracy.

Form 10-Q for Fiscal Quarter Ended September 30, 2010
Section 31 - Section 32 Certifications

3. We note that your Section 302 certifications do not comply with the required language because 1) the disclosure required by paragraph 4(b) of Regulation S-K, Item 601(31) was omitted and 2) compliant language was not provided in paragraph 4(c) of Regulation S-K, Item 601(31). Please revise these certifications accordingly and confirm that the required language will be used in future Exchange Act filings.

The certifications have been revised and the registrant confirms that the required language will be used in future Exchange Act filings.

Thank you for your time and consideration in this matter.

Sincerely,

/s/Jody M. Walker
-----------------------
Jody M. Walker
Attorney At Law